Investment Strategy	Aug. 01, 2026
Davenport Core Leaders Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s Principal Investment Strategies?
Strategy Narrative [Text Block]

Under normal circumstances, the Core Leaders Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in common stocks of companies that are considered by Davenport & Company, LLC (the “Adviser”) to be core leaders. The Adviser defines a “core leader” as a company that possesses a distinct competitive advantage as evidenced by a meaningfully large or influential and/or growing market share, based upon the following criteria, among other factors:

·	Above Average Earnings Growth: The company has a favorable 3 to 5 year earnings per share trajectory versus the broader market as measured by companies in the S&P 500® Index.
·	Capital Allocation: The company has demonstrated its proficiency in deploying its free cash flow and/or has the potential for strong returns on invested capital.
·	Financial Strength: The company has a strong balance sheet and reasonable valuation levels.
·	Disciplined Management: The company has a sound and talented management team that is aligned with its shareholders.

The Adviser attempts to control risk through diversification among major market sectors, but at times, may emphasize a particular business sector. The Adviser does not limit the Fund to any particular capitalization requirement. At any time, the Fund may invest a portion of its assets in small, unseasoned companies.

The Fund may invest up to 20% of its net assets in shares of exchange traded funds (“ETFs”) to adjust its exposure to the broad market or to industry sectors without purchasing a large number of individual securities. ETFs typically hold a portfolio of securities designed to track the performance of a particular index, capitalization, or market sector.

The Fund may invest up to 30% of its net assets in common stocks of foreign companies if the Adviser believes they would be advantageous to the Fund and help it to achieve its investment objective.

A security will be sold when the Adviser believes it no longer has the potential for strong capital appreciation, when it meets its targeted price, when the fundamentals of the issuer’s business or general market conditions have changed, when more attractive opportunities become available, or when strong performance has resulted in an outsized position for the security within the Fund’s portfolio.

Davenport Value & Income Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s Principal Investment Strategies?
Strategy Narrative [Text Block]

Under normal circumstances, the Value & Income Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in common stocks of companies that are considered to have attractive valuations and dividend income potential. Davenport & Company LLC (the “Adviser”) seeks to identify stocks of companies that have a history of dividend payments and dividend growth, or dividend growth potential, and are considered to be undervalued because they are currently out of favor with the market or temporarily misunderstood by the investment community. In determining whether to purchase the stock of a company for the Fund, the Adviser will assess the valuation of a company based on its intrinsic, absolute, and relative value, and will assess a company’s dividend income potential by analyzing its dividend history, competitive position, and industry dynamics. The Adviser uses a “bottom-up” stock selection approach that focuses primarily on individual companies having an attractive business model, sound balance sheet, and a disciplined management team in the context of broader market factors.

The Adviser attempts to control risk through diversification among major market sectors, but may overweight a position or a sector that is believed to have favorable prospects. The Adviser does not limit the Fund to any particular market capitalization. At any time, the Fund may invest a portion of its assets in small, unseasoned companies.

The Fund may invest in special situation companies facing near-term headwinds but with favorable prospects for recovery. Special situations may include significant changes in a company’s allocation of its existing capital (companies undergoing turnarounds, spin-offs, mergers, or acquisitions) or a restructuring of assets. Special situations may also result from significant changes to an industry through regulatory developments or shifts in competition, new or improved products, changes in senior management or significant changes in cost structure.

The Fund may invest up to 20% of its net assets in shares of exchange traded funds (“ETFs”) to increase its exposure to the broad market or to industry sectors without purchasing a large number of individual securities. ETFs typically hold a portfolio of securities designed to track the performance of a particular index, capitalization, or market sector.

The Fund may invest up to 30% of its net assets in common stocks of foreign issuers if the Adviser believes they would be advantageous to the Fund and help it achieve its investment objective. The Fund may invest in foreign issuers through the purchase of ETFs that invest primarily in common stocks of foreign companies, including regional and/or country specific ETFs.

A security will be sold when the Adviser believes it no longer has the potential for capital appreciation, when it meets its targeted price, when the fundamentals of the issuer’s business or general market conditions have changed, when more attractive opportunities become available, or when strong performance has resulted in an outsized position for the security within the Fund’s portfolio.

Davenport Equity Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s Principal Investment Strategies?
Strategy Narrative [Text Block]

Under normal circumstances, at least 80% of the Equity Opportunities Fund’s net assets (including the amount of any borrowings for investment purposes, although the Fund does not currently intend to borrow for investment purposes) will be invested in equity securities. Equity securities consist of common stocks and shares of exchange traded funds (“ETFs”) that invest primarily in common stocks. The Fund focuses on superior risk/return opportunities using a flexible, concentrated, and opportunistic approach. The Fund is classified as non-diversified and may therefore invest a greater percentage of its assets in the securities of fewer issuers than a fund that is diversified. At times, the Fund may overweight a position in a particular issuer or emphasize investment in a limited number of issuers or one or more particular business sectors.

Davenport & Company LLC (the “Adviser”) uses a “bottom-up” stock selection approach that focuses primarily on individual companies in the context of broader market factors. The Adviser attempts to control risk through diversification among major market sectors, but may overweight a position or a sector if it has a strong conviction about its potential for capital appreciation. The Fund will invest primarily in common stocks of companies that, in the Adviser’s opinion, show superior potential for capital appreciation, have strong and focused management, and solid balance sheets. In making its determinations, the Adviser will focus on companies that exhibit one or more of the following characteristics:

·	Evidence of Financial Strength – The company has a consistent generation of free cash flow, a strong balance sheet, a high return on invested capital and the ability to grow revenues.
·	Pricing Flexibility – The company has the ability to adjust its prices independent of competitive forces.
·	Competitive Advantage – The company has a leading presence and a business that is difficult to replicate, or benefits from barriers to entry that limit or prevent new competition.
·	Disciplined Management – The company has an experienced and sound management team that is focused on building value.
·	Attractive Valuation – The company is selling at a low price relative to its assets, earnings, cash flow, franchise value or growth potential. This may be determined by its price-earnings ratio, price-book ratio, price-sales ratio, or price-free cash flow ratio.

The Fund will emphasize investments in common stocks of medium and small capitalization companies but is not limited to any particular market capitalization. The Adviser defines medium capitalization companies as those whose market capitalization, at the time of purchase, is between $2 billion and $20 billion and defines small capitalization companies as those whose market capitalization, at the time of purchase, is between $300 million and $13 billion.

The Fund may also invest in special situation companies that have fallen out of favor with the market but are believed to offer favorable risk-adjusted returns. Special situations may include significant changes in a company’s allocation of its existing capital (companies undergoing turnarounds, spin-offs, mergers, or acquisitions) or a restructuring of assets. Special situations may also result from significant changes to an industry through regulatory developments or shifts in competition, new or improved products, changes in senior management or significant changes in cost structure.

The Fund may invest up to 20% of its net assets in shares of ETFs to adjust its exposure to the broad market or to industry sectors without purchasing a large number of individual securities. ETFs typically hold a portfolio of securities designed to track the performance of a particular index, capitalization, or market sector.

The Fund may invest up to 30% of its net assets in common stocks of foreign issuers if the Adviser believes they would be advantageous to the Fund and help it achieve its investment objective. The Fund may invest in foreign issuers through the purchase of ETFs that invest primarily in common stocks of foreign companies, including regional and/or country specific ETFs.

A security will be sold when the Adviser believes it no longer has the potential for strong growth, when it meets its targeted price, when the fundamentals of the issuer’s business or general market conditions have changed, when more attractive opportunities become available, or when strong performance has resulted in an outsized position.

Davenport Small Cap Focus Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s Principal Investment Strategies?
Strategy Narrative [Text Block]

Under normal circumstances, at least 80% of the Small Cap Focus Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in common stocks of small capitalization companies and shares of registered investment companies (“RICs”) that invest primarily in stocks of small capitalization companies. The Adviser defines small capitalization companies as those whose market capitalization, at the time of purchase, is between $300 million and $13 billion. The market capitalization of the companies in the Fund’s portfolio will change over time, and the Fund will not automatically sell a company it already owns, just because the company’s market capitalization increases above or decreases below this range.

Under normal circumstances, the Fund will invest primarily in companies that Davenport & Company LLC (the ”Adviser”) believes have the potential for significant capital appreciation. The Adviser seeks to identify companies that have the potential to achieve above average long-term earnings growth or companies that may be undervalued because they are currently out of favor with the market or misunderstood and underfollowed by the investment community. At times, the Fund may emphasize investment in one or more particular issuers or business sectors that are believed to have favorable prospects.

The Adviser uses a “bottom-up” fundamental research process that focuses primarily on individual companies in the context of broader market factors. In determining whether a company has the potential for capital appreciation, the Adviser will focus on several criteria, including, among other things:

·	rate of earnings growth or earnings growth potential
·	valuation
·	management strength
·	balance sheet strength
·	free cash flow generation
·	effective capital allocations
·	returns on invested capital

The Fund may invest in special situation companies facing near-term headwinds but with favorable prospects for recovery. Special situations may include significant changes in a company’s allocation of its existing capital (companies undergoing turnarounds, spin-offs, mergers, or acquisitions) or a restructuring of assets. Special situations may also result from significant changes to an industry through regulatory developments or shifts in competition, new or improved products, changes in senior management or significant changes in cost structure.

The Fund may invest in RICs, including shares of mutual funds and shares of exchange-traded funds (“ETFs”) to increase its exposure to the broad market or to industry sectors without purchasing a large number of individual securities. ETFs typically hold a portfolio of securities designed to track the performance of a particular index, capitalization, or market sector.

The Fund may invest up to 30% of its net assets in common stocks of foreign issuers when the Adviser believes they would be advantageous to the Fund and help it achieve its investment objective. The Fund may invest in foreign issuers through the purchase of ETFs that invest primarily in common stocks of foreign companies, including regional and/or country specific ETFs.

A security will be sold when the Adviser believes it no longer has the potential for strong appreciation, when it meets its targeted price, when the fundamentals of the issuer’s business or general market conditions have changed, when more attractive opportunities become available, or when strong performance has resulted in an outsized position.

Davenport Insider Buying Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s Principal Investment Strategies?
Strategy Narrative [Text Block]

Under normal circumstances, the Insider Buying Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in common stocks of companies that show strong capital appreciation potential based upon “insider buying” activity. Insider buying means purchases of a company’s common stock by a company’s executives, officers, and/or directors that occur within a year of the Fund’s investment, as publicly reported in Securities and Exchange Commission (“SEC”) insider transaction filings (Forms 4 and 5).

In selecting investments for the Fund, the Adviser will focus, among other matters, on the amount of insider buying activity in a company by a director, officer or executive within that company in an effort to discern if a company has favorable investment potential, based on the thesis that corporate insiders may know more about the prospects of a company than other investors. The Adviser uses public information from SEC filings on corporate insider buying and selling activities to determine the extent of insider buying activity in a company. In analyzing the buying and selling activities of corporate insiders, the Adviser considers various factors, such as the position of the insider within the company, possible motivations for the trade, trade volumes, and insider trading trends, including clustering and net buy/sells. The Adviser may also take into account the amount of insider ownership in a company by a director, officer, or executive, as a secondary consideration.

The Adviser will select stocks of companies that have strong and focused management, solid balance sheets and a history of proven results. In determining whether a company has the potential for appreciation, the Adviser will focus on several criteria, including, among other things:

·	wide economic moat – the company has a competitive advantage that may be difficult to replicate;
·	financial flexibility – the company has the ability to self-finance its growth through internally generated cash flow and to efficiently direct its free cash flow through capital expenditures, acquisitions, share buybacks, dividends, and/or debt paydown;
·	above-average growth – the company has a favorable trajectory of revenue, earnings, and cash flow growth versus the broader market, as measured by companies in the S&P 500® Index;
·	above-average returns on capital – the company has the ability to generate above-average returns on equity, assets, or invested capital; and
·	below average valuation – the company’s shares are trading at a below-average valuation multiple on an absolute basis, or on a relative basis as measured by its competitors and/or companies in the S&P 500® Index.

The Adviser attempts to control risk through diversification among major market sectors, but at times, may emphasize a particular business sector. The Adviser does not limit the Fund’s investments to any particular market capitalization; however, the Fund typically expects to focus its investments in companies having a market capitalization of $5 billion or more at the time of purchase. The market capitalization of the companies in the Fund’s portfolio may fluctuate over time. The Fund is not required to sell the stock of a company if the company’s market capitalization falls below $5 billion. At any time, the Fund may invest a portion of its assets in small, unseasoned companies.

The Fund may invest up to 20% of its net assets in shares of exchange traded funds (“ETFs”) to adjust the Fund’s exposure to the broad market or to industry sectors without purchasing a large number of individual securities. ETFs typically hold a portfolio of securities designed to track the performance of a particular index, capitalization, or market sector.

The Fund may invest up to 30% of its net assets in common stocks of foreign issuers if the Adviser believes they would be advantageous to the Fund and help it achieve its investment objective.

A security may be sold when the Adviser believes the security no longer has the potential for strong capital appreciation, when it meets its targeted price, when the fundamentals of the issuer’s business or general market conditions have changed, when strong performance has resulted in an outsized position for the security within the Fund’s portfolio, or when the Adviser believes more attractive opportunities become available.

Davenport Balanced Income Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s Principal Investment Strategies?
Strategy Narrative [Text Block]

The Balanced Income Fund invests in a diversified portfolio of equity and fixed income securities, including exchange-traded funds (“ETFs”) that invest in equity and fixed income securities. Under normal market conditions, the Fund will target an allocation of no more than 75% and no less than 25% of its total assets in equity securities and no less than 25% of its total assets in fixed income securities. With regard to the Fund’s equity securities, Davenport & Company LLC (the “Adviser”) looks for companies that have established business models, attractive valuations, a history of dividend payment and dividend growth, and/or dividend growth potential. The Fund’s fixed income securities are used to enhance current income and to provide stability. The Fund may invest in fixed income securities of any duration, maturity, or quality rating.

The Adviser attempts to control risk through diversification among major market sectors, but may overweight a position or a sector that is believed to have favorable prospects. The Adviser does not limit the Fund’s equity securities to any particular market capitalization. At any time, the Fund may invest a portion of its assets in small, unseasoned companies.

The Fund may invest in shares of ETFs to adjust its exposure to the broad market or to industry sectors without purchasing a large number of individual securities. ETFs typically hold a portfolio of securities designed to track the performance of a particular index, capitalization, or market sector.

The Fund may invest in equity and debt obligations of foreign issuers if the Adviser believes they would be advantageous to the Fund and help it achieve its investment objective. The Fund may invest in foreign issuers through the purchase of ETFs that invest primarily in common stocks or debt obligations of foreign companies, including regional and/or country specific ETFs.

Equity Securities. The Adviser seeks to identify companies that may be undervalued because they are currently out of favor with the market or temporarily misunderstood by the investment community. The Adviser will assess the sustainability of a company’s dividend payments by analyzing its dividend history, its competitive position and industry dynamics. The Adviser uses a “bottom-up” stock selection approach that focuses primarily on individual companies in the context of broader market factors. In selecting equity investments for the Fund, the Adviser will focus on companies that exhibit one or more of the following characteristics:

·	attractive valuation based on intrinsic, absolute, and relative value
·	attractive dividend yield
·	history of growing dividends with the likelihood of sustainable dividend growth
·	an attractive business model, sound balance sheet and a disciplined management team

The Fund may invest in special situation companies facing near-term headwinds but with favorable prospects for recovery. Special situations may include significant changes in a company’s allocation of its existing capital (companies undergoing turnarounds, spin-offs, mergers, or acquisitions) or a restructuring of assets. Special situations may also result from significant changes to an industry through regulatory developments or shifts in competition, new or improved products, changes in senior management or significant changes in cost structure.

The Fund may also invest in the equity securities of master limited partnerships (“MLPs”). MLPs are publicly traded partnerships that often own several properties or businesses (or directly own interests). MLPs are generally related to the real estate development and oil and gas industries, but may also finance other projects or provide financial services. By confining their interests to specific activities, MLP interests or units are able to trade on public securities exchanges exactly like shares of a corporation, without entity level taxation.

An equity security will be sold when the Adviser believes it no longer has the potential for capital appreciation, when it meets its targeted price, when the fundamentals of the issuer’s business or general market conditions have changed, when more attractive opportunities become available, or when strong performance has resulted in an outsized position.

Fixed Income Securities. The Fund may invest in fixed income securities of all types, including, but not limited to, government and government-related securities, mortgage and asset-backed securities, corporate and municipal bonds, and floating rate securities. The Fund will invest primarily in investment grade fixed income securities, but may invest in non-investment grade fixed income securities. Investment grade fixed income securities are those rated in one of the four highest rating categories by a nationally recognized rating agency or unrated securities determined to be investment-grade quality by the Adviser. Non-investment grade fixed income securities, commonly referred to as “junk bonds,” are rated below the four highest rating categories and generally involve a greater degree of credit risk.

The Fund may invest in fixed income securities of any maturity or duration. The Fund’s effective duration is calculated using each security’s nearest call date or maturity date, whichever comes first. Duration is a measure of the Fund’s sensitivity to interest rate changes. For example, if interest rates increase by one percentage point (1%) and the Fund has a duration of 4 years, the value of the Fund’s fixed income holdings would be expected to decline by approximately 4%.

The Fund’s allocation among different types of fixed income securities will vary based upon the Adviser’s assessment of economic conditions, interest rate trends, the shape of the yield curve, and sector analysis. In selecting fixed income securities, the Adviser considers factors such as interest rate expectations, yield curve positioning, credit ratings, liquidity, duration, and the potential for price appreciation. A fixed income security may be sold when it no longer meets the Adviser’s investment criteria or when a more attractive investment is available.

Government Street Equity Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]

Under normal circumstances, at least 80% of The Government Street Equity Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in equity securities. Equity securities consist of domestic and foreign common stocks and shares of exchange traded funds (“ETFs”) that invest primarily in common stocks. The Fund’s investments in foreign common stocks are made through the purchase of American Depositary Receipts (“ADRs”) or ETFs that investment primarily in common stocks of foreign companies, including regional and/or country specific ETFs. The Fund is governed by an investment philosophy that seeks to reduce the variability of its returns (risk) and to increase its longer-term compounded returns through a diversified investment strategy. The Fund is typically broadly diversified among companies in a variety of industries and economic sectors. The Fund’s portfolio will generally consist of securities whose market capitalizations fall within the range of the market capitalizations of the S&P 500® Index. The market capitalizations of the companies in the S&P 500® Index ranged from $5.1 billion to $4.85 trillion as of June 30, 2026.

The process for selecting equity securities begins with a list of large capitalization common stocks. The stocks are reviewed for their financial attributes, such as balance sheet quality, earnings history, future prospects and financial ratios (including, but not limited to, debt/equity ratios, return on equity, return on assets and net worth). The list is narrowed to a universe of approximately 150 to 300 common stocks. Stocks in this universe are then grouped into either a “growth” or “value” category (depending upon their respective price/book values). Each category (“growth” or “value”) is then sorted into the eleven economic sector weightings of the S&P 500® Index. These twenty-two categories of stocks serve as the basis for the diversification that is inherent in the portfolio.

The Fund may invest up to 25% of its net assets in shares of ETFs to adjust its exposure to the broad market or to industry sectors without purchasing a large number of individual securities. ETFs typically hold a portfolio of securities designed to track the performance of a particular index, capitalization, or market sector. The Fund may invest up to 25% of its net assets in foreign issuers.

The performance of the Fund and its individual securities is monitored on an ongoing basis. To maintain the quality and diversification that is desired, the portfolio is continuously evaluated and re-balanced periodically. A security may be sold when it no longer meets the Adviser’s criteria for investment, when there are more attractive investment opportunities, or when the fundamentals of the issuer’s business or general market conditions have changed.

Government Street Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]

The Government Street Opportunities Fund’s portfolio emphasizes investment in the common stocks of medium capitalization (“mid-cap”) companies and is typically broadly diversified among companies in a variety of industries and economic sectors. Common stocks may include securities of foreign issuers in the form of ADRs or through investments in ETFs that invest primarily in common stocks of foreign companies, including regional and/or country specific ETFs. The Fund is governed by an investment philosophy that seeks to reduce the variability of its returns (risk) and to increase its longer-term compounded returns through a diversified investment strategy. The Fund will emphasize investments in common stocks of mid-cap companies and shares of ETFs that invest primarily in common stocks of mid-cap companies, but is not limited to any particular market capitalization.

The process for selecting mid-cap common stocks begins with a list of approximately 450 mid-cap common stocks. The stocks are reviewed for their financial attributes, such as balance sheet quality, earnings history, future prospects and financial ratios (including, but not limited to, debt/equity ratios, return on equity, return on assets, and net worth). The list is narrowed to a universe of approximately 400 common stocks. Stocks in this universe are then grouped into either a “growth” or “value” category. Each category (“growth” or “value”) is then sorted into eleven economic sector weightings. These twenty-two categories of stocks serve as the basis for the diversification that is inherent in the portfolio. The Fund will use a similar investment process in selecting common stocks of companies with other market capitalizations.

The Fund may invest up to 25% of its net assets in shares of ETFs to adjust its exposure to the broad market or to industry sectors without purchasing a large number of individual securities. ETFs typically hold a portfolio of securities designed to track the performance of a particular index, capitalization, or market sector. The Fund may invest up to 25% of its net assets in foreign issuers.

The performance of the Fund and its individual securities is monitored on an ongoing basis. To maintain the quality and diversification that is desired, the portfolio is continuously evaluated and re-balanced periodically. A security may be sold when it no longer meets the Adviser’s criteria for investment, when there are more attractive investment opportunities, or when the fundamentals of the issuer’s business or general market conditions have changed.

Jamestown Equity Fund
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]

The Fund seeks to achieve its objective by investing in a diversified portfolio composed primarily of domestic equity securities. Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in equity securities. Equity securities consist of common stocks, shares of exchange-traded funds (“ETFs”) that invest in common stocks, preferred stocks, and convertible preferred stocks.

The Fund invests in a variety of companies, industries, economic sectors and market capitalizations, but seeks relatively large capitalization companies. The Fund seeks financially strong companies that offer above average earnings and relatively modest valuations. Lowe, Brockenbrough & Company, Inc., doing business as Brockenbrough (the “Adviser”) uses a multi-factor screening process within a defined universe comprised of the stocks in the S&P 500® Index and the 50 largest capitalization stocks in the S&P 400® MidCap Index. The process emphasizes securities with the most compelling earnings and valuation profiles based upon a variety of characteristics, including, but not limited to, earnings momentum, earnings volatility, earnings estimate revisions, earnings surprises and free cash flow yield. A security may be sold when it no longer meets the Adviser’s investment criteria, when there are more attractive investment opportunities, or when the fundamentals of the issuer’s business or general market conditions have changed.

The Fund may invest in shares of ETFs to adjust its exposure to the broad market or to industry sectors without purchasing a large number of individual securities. ETFs typically hold a portfolio of securities designed to track the performance of a particular index, capitalization, or market sector. Preferred stocks are equity securities that typically have priority over common stock for dividend payments and bankruptcy or liquidation proceeds, but rank below an issuer senior debt and junior debt for both types of payments A convertible security is a bond or preferred stock that can be exchanged or converted into a specific number of shares of the issuer’s common stock.